EQUIPMENT AND LEASEHOLD IMPROVEMENTS	12 Months Ended
Dec. 31, 2019
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
EQUIPMENT AND LEASEHOLD IMPROVEMENTS

9.    EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Equipment and leasehold improvements consist of the following:

	December 31,
	2018	2019	2019
	RMB	RMB	(Note2) USD
			Unaudited
Electronic equipment	41,067	46,241	6,642
Office equipment	4,163	4,240	609
Motor vehicles	2,857	2,588	372
Leasehold improvements	43,837	45,163	6,487
Total equipment and leasehold improvements	91,924	98,232	14,110
Less: accumulated depreciation	(67,608)	(84,388)	(12,121)
Equipment and leasehold improvements, net	24,316	13,844	1,989